Ivy Funds Variable Insurance Portfolios

Supplement dated November 25, 2013 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2013

and as supplemented May 2, 2013 and July 2, 2013

The following replaces the second sentence of the first paragraph of the "Principal Investment Strategies" section for Ivy Funds VIP Small Cap Growth:

Small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Growth Index at the time of acquisition. As of September 30, 2013, this range of market capitalizations was between approximately $42 million and $4.81 billion.

The following replaces the third sentence of the first paragraph of the "Principal Investment Strategies" section for Ivy Funds VIP Small Cap Value:

Small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000 Value Index at the time of acquisition. As of September 30, 2013, this range of market capitalizations was between approximately $42 million and $4.36 billion.